Long-Term Investments (Details) - Schedule of Statement of Operation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BioFirst [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 734	$ 30,162
Gross profit	289	8,239
Net loss	(1,194,797)	(1,274,539)
Share of losses from investments accounted for using the equity method	(221,888)
Rgene [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Gross profit
Net loss	(291,522)	(1,550,123)
Share of losses from investments accounted for using the equity method